Note 10 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
2025	$ 154,809
2026	134,950
2027	126,606
2028	119,104
2029	113,640
Thereafter	482,137
Finite-Lived Intangible Assets, Net	1,131,246	$ 1,027,863
Servicing Contracts [Member]
2025	13,553
2026	12,463
2027	11,569
2028	10,631
2029	9,542
Thereafter	48,670
Finite-Lived Intangible Assets, Net	106,428
Other Intangible Assets [Member]
2025	141,256
2026	122,487
2027	115,037
2028	108,473
2029	104,098
Thereafter	433,467
Finite-Lived Intangible Assets, Net	$ 1,024,818